Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	21. Accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023
Trade payables	27,064	22,035
Accrued and other liabilities	29,211	46,175
	56,275	68,210